Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (0.7%)
	Ecolab Inc.	115,259	18,892
	Fastenal Co.	267,328	14,318
	Freeport-McMoRan Inc.	225,966	8,831
	Avery Dennison Corp.	23,361	4,031
	Celanese Corp. Class A	20,406	3,194
	Southern Copper Corp.	40,128	2,479
	FMC Corp.	16,920	2,074
	Scotts Miracle-Gro Co.	21,130	1,999
	LyondellBasell Industries NV Class A	17,164	1,961
	Dow Inc.	28,061	1,908
	Chemours Co.	43,525	1,875
	Steel Dynamics Inc.	17,952	1,533
	Westlake Corp.	3,200	423
	Olin Corp.	5,220	343
			63,861
Consumer Discretionary (20.0%)
*	Amazon.com Inc.	227,771	547,605
*	Tesla Inc.	436,762	331,179
	Home Depot Inc.	548,038	165,919
	Costco Wholesale Corp.	216,865	101,107
	NIKE Inc. Class B	650,291	77,287
	Lowe's Cos. Inc.	353,826	69,102
*	Booking Holdings Inc.	21,484	48,201
	Starbucks Corp.	603,161	47,348
*	Netflix Inc.	226,521	44,724
	TJX Cos. Inc.	625,873	39,787
	Estee Lauder Cos. Inc. Class A	120,004	30,559
	Marriott International Inc. Class A	142,676	24,480
*	Chipotle Mexican Grill Inc. Class A	14,683	20,594
	Target Corp.	112,497	18,211
	McDonald's Corp.	69,833	17,613
*	Lululemon Athletica Inc.	59,748	17,488
*	Uber Technologies Inc.	725,137	16,823
	eBay Inc.	328,424	15,984
	Ross Stores Inc.	183,710	15,619
*	Delta Air Lines Inc.	335,352	13,981
	Hilton Worldwide Holdings Inc.	96,300	13,565
*	Copart Inc.	109,265	12,514
*	Trade Desk Inc. Class A	227,474	11,840
*	Ulta Beauty Inc.	27,557	11,659
	Dollar General Corp.	52,228	11,508
	Tractor Supply Co.	59,422	11,133

		Shares	Market Value ($000)
*	Expedia Group Inc.	75,765	9,799
*	Spotify Technology SA	72,604	8,188
	Pool Corp.	20,324	8,102
*	O'Reilly Automotive Inc.	10,685	6,808
*	Las Vegas Sands Corp.	173,714	6,160
	Darden Restaurants Inc.	45,134	5,642
	VF Corp.	109,292	5,515
*	Burlington Stores Inc.	32,738	5,510
*	Walt Disney Co.	48,996	5,411
*	Etsy Inc.	66,101	5,362
	DR Horton Inc.	70,857	5,325
	Vail Resorts Inc.	20,785	5,242
*	NVR Inc.	1,095	4,873
*	AutoZone Inc.	2,311	4,760
	Domino's Pizza Inc.	13,011	4,725
*	Mattel Inc.	183,240	4,603
*,1	GameStop Corp. Class A	33,461	4,174
*	Floor & Decor Holdings Inc. Class A	53,220	4,015
	Churchill Downs Inc.	19,339	3,915
	Rollins Inc.	109,604	3,887
*	Five Below Inc.	29,167	3,809
*	Wynn Resorts Ltd.	55,661	3,679
	Williams-Sonoma Inc.	28,694	3,671
*	Caesars Entertainment Inc.	66,271	3,325
	Bath & Body Works Inc.	71,340	2,926
*	Take-Two Interactive Software Inc.	22,333	2,781
*	IAA Inc.	70,791	2,763
*	Aptiv plc	25,922	2,754
*	Lyft Inc. Class A	152,764	2,701
*	Live Nation Entertainment Inc.	27,959	2,657
*	RH	9,149	2,654
	Tempur Sealy International Inc.	92,971	2,452
	Wyndham Hotels & Resorts Inc.	30,528	2,446
	H&R Block Inc.	68,493	2,414
	Best Buy Co. Inc.	29,188	2,395
	Choice Hotels International Inc.	18,364	2,349
*	Bright Horizons Family Solutions Inc.	25,540	2,313
*	DraftKings Inc.	168,316	2,281
	Polaris Inc.	20,841	2,221
*	Peloton Interactive Inc. Class A	156,315	2,182
*	Planet Fitness Inc. Class A	30,259	2,129
*	YETI Holdings Inc.	44,897	2,054
	Wendy's Co.	93,725	1,747
	PulteGroup Inc.	37,709	1,707
*	SiteOne Landscape Supply Inc.	12,131	1,629
	Yum! Brands Inc.	13,126	1,594
	Travel + Leisure Co.	29,808	1,523
*	Leslie's Inc.	73,932	1,436
	World Wrestling Entertainment Inc. Class A	20,075	1,340
*	Carvana Co. Class A	45,428	1,337
*	Wayfair Inc. Class A	22,476	1,335
	Nordstrom Inc.	49,134	1,299
	Hanesbrands Inc.	108,901	1,293
*	Sabre Corp.	166,769	1,252
*,1	QuantumScape Corp. Class A	91,277	1,167
	Toll Brothers Inc.	22,104	1,116
*	Chegg Inc.	54,076	1,052
*	Victoria's Secret & Co.	23,425	965

		Shares	Market Value ($000)
	Thor Industries Inc.	11,512	875
	Yum China Holdings Inc.	17,751	807
*	Playtika Holding Corp.	53,915	798
*	TripAdvisor Inc.	31,693	787
*	frontdoor Inc.	30,789	762
*	CarMax Inc.	7,032	698
*	Madison Square Garden Sports Corp.	4,053	664
*	Rivian Automotive Inc. Class A	18,548	582
	Boyd Gaming Corp.	8,944	526
	Tapestry Inc.	14,477	499
*	Deckers Outdoor Corp.	1,807	485
*	Six Flags Entertainment Corp.	15,246	447
*	Mister Car Wash Inc.	31,732	385
	Lithia Motors Inc. Class A	1,255	382
*	Skechers USA Inc. Class A	7,632	301
	Nexstar Media Group Inc. Class A	1,329	233
*	Penn National Gaming Inc.	4,687	150
	Columbia Sportswear Co.	1,188	92
*	Figs Inc. Class A	7,678	68
*	Petco Health & Wellness Co. Inc. Class A	2,245	36
			1,938,171
Consumer Staples (3.4%)
	PepsiCo Inc.	601,383	100,882
	Coca-Cola Co.	1,437,629	91,117
	Altria Group Inc.	530,995	28,722
	Sysco Corp.	268,292	22,585
	Colgate-Palmolive Co.	232,180	18,298
*	Monster Beverage Corp.	181,364	16,163
	Hershey Co.	65,724	13,914
	Kimberly-Clark Corp.	88,873	11,822
	Clorox Co.	52,324	7,606
	Kellogg Co.	58,538	4,082
	McKesson Corp.	11,241	3,695
	Brown-Forman Corp. Class B	47,682	3,153
*	Boston Beer Co. Inc. Class A	4,997	1,775
*	Freshpet Inc.	23,480	1,690
	Lamb Weston Holdings Inc.	22,967	1,552
	Brown-Forman Corp. Class A	12,373	781
*,1	Beyond Meat Inc.	26,306	696
	Church & Dwight Co. Inc.	6,734	606
*	Pilgrim's Pride Corp.	10,166	339
*	Darling Ingredients Inc.	4,074	326
*	Herbalife Nutrition Ltd.	9,029	197
*	Olaplex Holdings Inc.	10,344	167
			330,168
Energy (0.8%)
	Cheniere Energy Inc.	122,681	16,779
	Pioneer Natural Resources Co.	50,606	14,065
*	Enphase Energy Inc.	68,346	12,725
	Diamondback Energy Inc.	44,939	6,832
	EOG Resources Inc.	36,649	5,019
*	Plug Power Inc.	268,000	4,953
	Texas Pacific Land Corp.	3,072	4,811
	Occidental Petroleum Corp.	56,510	3,917
	Coterra Energy Inc.	67,337	2,312
	Hess Corp.	10,168	1,251
	Halliburton Co.	24,851	1,007

		Shares	Market Value ($000)
	New Fortress Energy Inc. Class A	13,777	642
	Continental Resources Inc.	3,205	218
*	Fluence Energy Inc.	7,082	69
			74,600
Financials (2.3%)
	Blackstone Inc.	367,599	43,299
	S&P Global Inc.	89,322	31,216
	Moody's Corp.	80,725	24,344
	Aon plc Class A (XNYS)	67,576	18,629
	MSCI Inc. Class A	29,516	13,056
	Discover Financial Services	83,069	9,427
	Ameriprise Financial Inc.	32,932	9,098
	LPL Financial Holdings Inc.	41,993	8,239
	Broadridge Financial Solutions Inc.	55,288	8,084
	Apollo Global Management Inc.	123,642	7,127
	FactSet Research Systems Inc.	17,074	6,518
	MarketAxess Holdings Inc.	19,572	5,513
	T Rowe Price Group Inc.	39,835	5,063
	Marsh & McLennan Cos. Inc.	31,470	5,034
	Ares Management Corp. Class A	65,370	4,652
	Goldman Sachs Group Inc.	10,584	3,459
	Morningstar Inc.	11,277	2,899
	Western Alliance Bancorp	28,944	2,355
*	Arch Capital Group Ltd.	45,957	2,181
	Citizens Financial Group Inc.	51,946	2,150
	RenaissanceRe Holdings Ltd.	10,447	1,604
*	Markel Corp.	1,167	1,598
	Erie Indemnity Co. Class A	8,829	1,481
	Everest Re Group Ltd.	4,641	1,311
*,1	Upstart Holdings Inc.	25,234	1,272
	Lincoln National Corp.	15,355	889
[1]	Rocket Cos. Inc. Class A	70,963	644
*	Alleghany Corp.	746	622
	Brown & Brown Inc.	7,408	440
	Synovus Financial Corp.	5,230	223
*	Credit Acceptance Corp.	334	199
[1]	UWM Holdings Corp.	28,095	114
*	Lemonade Inc.	1,891	43
*	GoHealth Inc. Class A	20,994	17
			222,800
Health Care (9.0%)
	AbbVie Inc.	927,009	136,613
	Eli Lilly & Co.	351,367	110,133
	Amgen Inc.	240,917	61,853
	Abbott Laboratories	455,363	53,487
*	Intuitive Surgical Inc.	185,979	42,336
	Zoetis Inc.	235,948	40,331
*	Edwards Lifesciences Corp.	323,988	32,674
	HCA Healthcare Inc.	128,286	26,991
*	Moderna Inc.	177,491	25,795
	Stryker Corp.	78,229	18,345
*	Illumina Inc.	76,549	18,332
	Agilent Technologies Inc.	141,103	17,999
*	IDEXX Laboratories Inc.	44,428	17,399
	UnitedHealth Group Inc.	34,111	16,946
*	DexCom Inc.	50,583	15,071
*	Vertex Pharmaceuticals Inc.	53,536	14,382

		Shares	Market Value ($000)
	ResMed Inc.	67,837	13,802
*	Veeva Systems Inc. Class A	72,866	12,406
	West Pharmaceutical Services Inc.	38,443	11,932
*	Align Technology Inc.	41,223	11,445
*	IQVIA Holdings Inc.	49,658	10,689
	Thermo Fisher Scientific Inc.	18,640	10,580
*	Avantor Inc.	315,894	10,121
*	Seagen Inc.	63,375	8,599
*	Alnylam Pharmaceuticals Inc.	63,040	7,930
	Bio-Techne Corp.	20,494	7,577
*	Insulet Corp.	34,540	7,374
*	Incyte Corp.	82,992	6,298
*	ABIOMED Inc.	23,173	6,111
*	Charles River Laboratories International Inc.	24,361	5,702
	Cardinal Health Inc.	86,832	4,890
*	Neurocrine Biosciences Inc.	49,273	4,607
	Danaher Corp.	17,146	4,523
*	Repligen Corp.	26,925	4,428
*	Novocure Ltd.	53,841	4,328
	Royalty Pharma plc Class A	101,187	4,163
*	Exact Sciences Corp.	83,204	4,144
*	Regeneron Pharmaceuticals Inc.	5,764	3,832
	Bruker Corp.	53,775	3,360
*	Sarepta Therapeutics Inc.	43,099	3,139
*	Penumbra Inc.	18,330	2,693
*	Masimo Corp.	19,057	2,676
*	Exelixis Inc.	139,159	2,551
*	Ionis Pharmaceuticals Inc.	68,007	2,484
*	DaVita Inc.	23,616	2,302
*	10X Genomics Inc. Class A	43,976	2,251
*	Novavax Inc.	39,429	2,182
*	Catalent Inc.	20,906	2,155
*	Tandem Diabetes Care Inc.	30,285	2,065
	Encompass Health Corp.	29,573	1,938
*	Horizon Therapeutics plc	21,204	1,902
*	Guardant Health Inc.	46,396	1,901
*	Maravai LifeSciences Holdings Inc. Class A	57,458	1,790
*	Amedisys Inc.	14,678	1,701
*	agilon health Inc.	82,049	1,567
*	Natera Inc.	40,101	1,471
	STERIS plc	6,059	1,383
*	Molina Healthcare Inc.	4,556	1,322
	Teleflex Inc.	4,313	1,241
*	Ultragenyx Pharmaceutical Inc.	25,196	1,182
*	Sotera Health Co.	51,655	1,100
	Chemed Corp.	2,141	1,037
*	Oak Street Health Inc.	46,076	870
*	Mirati Therapeutics Inc.	18,328	718
*	Certara Inc.	31,512	640
	QuidelOrtho Corp.	6,621	629
*,1	CureVac NV	27,663	520
*	Syneos Health Inc.	6,853	506
*	Adaptive Biotechnologies Corp.	50,932	398
*	Iovance Biotherapeutics Inc.	23,383	158
*	Globus Medical Inc. Class A	1,880	125
*	Definitive Healthcare Corp. Class A	4,347	85
			866,210

		Shares	Market Value ($000)
Industrials (13.1%)
	Visa Inc. Class A	870,755	184,748
	Mastercard Inc. Class A	453,015	162,121
	Accenture plc Class A	268,310	80,080
	United Parcel Service Inc. Class B	379,513	69,166
	Caterpillar Inc.	244,627	52,803
*	PayPal Holdings Inc.	616,573	52,538
	Deere & Co.	146,281	52,336
	Lockheed Martin Corp.	111,178	48,931
	Union Pacific Corp.	213,050	46,824
	Automatic Data Processing Inc.	202,489	45,143
	American Express Co.	205,448	34,684
	Sherwin-Williams Co.	125,994	33,771
	Illinois Tool Works Inc.	147,591	30,709
*	Block Inc. (XNYS)	251,697	22,026
	Paychex Inc.	147,487	18,263
	Cintas Corp.	42,850	17,068
*	Mettler-Toledo International Inc.	11,912	15,320
	Honeywell International Inc.	77,659	15,036
	Old Dominion Freight Line Inc.	49,243	12,717
	FedEx Corp.	56,128	12,605
	WW Grainger Inc.	20,025	9,754
*	Waters Corp.	29,441	9,655
*	Zebra Technologies Corp. Class A	27,846	9,417
	Verisk Analytics Inc. Class A	52,909	9,255
	Carrier Global Corp.	210,669	8,281
	Trane Technologies plc	59,508	8,216
*	Generac Holdings Inc.	32,114	7,935
	Rockwell Automation Inc.	36,806	7,847
	Expeditors International of Washington Inc.	64,363	7,005
	JB Hunt Transport Services Inc.	39,136	6,754
	PPG Industries Inc.	52,350	6,622
	3M Co.	43,353	6,472
*	Keysight Technologies Inc.	41,639	6,063
	TransUnion	68,799	5,972
	Booz Allen Hamilton Holding Corp. Class A	69,315	5,951
*	Bill.Com Holdings Inc.	49,202	5,818
*	Fair Isaac Corp.	13,284	5,441
	Xylem Inc.	61,365	5,170
	Equifax Inc.	24,466	4,956
*	TransDigm Group Inc.	7,867	4,763
	Robert Half International Inc.	49,495	4,462
	Cognex Corp.	89,823	4,349
	Toro Co.	51,982	4,288
	Lincoln Electric Holdings Inc.	30,362	4,124
	Allegion plc	36,111	4,032
*	Trex Co. Inc.	61,604	3,925
*	United Rentals Inc.	13,144	3,919
*	Paylocity Holding Corp.	20,685	3,617
	Advanced Drainage Systems Inc.	32,283	3,535
	Graco Inc.	55,088	3,487
	Ball Corp.	48,893	3,466
*	Axon Enterprise Inc.	34,007	3,447
	RPM International Inc.	39,107	3,445
*	Coherent Inc.	11,504	3,117
	Parker-Hannifin Corp.	11,384	3,098
	Northrop Grumman Corp.	6,601	3,089
	MKS Instruments Inc.	24,601	3,038

		Shares	Market Value ($000)
*	TopBuild Corp.	14,198	2,801
	Landstar System Inc.	17,778	2,692
*	WEX Inc.	15,459	2,632
	Sealed Air Corp.	41,587	2,586
	Carlisle Cos. Inc.	10,151	2,583
*	GXO Logistics Inc.	44,859	2,435
*	FleetCor Technologies Inc.	9,533	2,372
*	XPO Logistics Inc.	43,661	2,333
*	Euronet Worldwide Inc.	18,849	2,284
*	Fiserv Inc.	21,156	2,119
	BWX Technologies Inc.	37,030	1,896
	Synchrony Financial	50,768	1,881
	Jack Henry & Associates Inc.	9,802	1,844
	Allison Transmission Holdings Inc.	42,305	1,693
	CH Robinson Worldwide Inc.	13,591	1,475
	HEICO Corp.	9,969	1,426
	Vontier Corp.	48,386	1,298
	Fortune Brands Home & Security Inc.	18,583	1,289
*	Middleby Corp.	8,500	1,287
	HEICO Corp. Class A	10,213	1,196
	Nordson Corp.	5,183	1,129
*	StoneCo. Ltd. Class A	108,131	1,086
*	Shift4 Payments Inc. Class A	22,818	1,042
	Armstrong World Industries Inc.	12,131	1,013
	Western Union Co.	52,925	960
	Graphic Packaging Holding Co.	42,454	945
	Regal Rexnord Corp.	7,330	916
	Crown Holdings Inc.	7,711	805
	MSA Safety Inc.	5,806	740
*	AZEK Co. Inc. Class A	31,535	664
*,1	Virgin Galactic Holdings Inc.	85,797	601
	Howmet Aerospace Inc.	14,990	536
*	Axalta Coating Systems Ltd.	19,482	529
	Spirit AeroSystems Holdings Inc. Class A	16,357	514
	Donaldson Co. Inc.	7,450	390
*	Legalzoom.com Inc.	29,775	390
	AGCO Corp.	2,929	375
	Brunswick Corp.	4,741	357
*	Core & Main Inc. Class A	15,064	356
*	Diversey Holdings Ltd.	30,613	300
	Louisiana-Pacific Corp.	3,560	246
	Genpact Ltd.	4,351	193
*	TuSimple Holdings Inc. Class A	7,999	66
			1,264,949
Real Estate (2.0%)
	American Tower Corp.	236,819	60,656
	Crown Castle International Corp.	225,806	42,824
	Equinix Inc.	33,256	22,850
	Public Storage	60,454	19,988
	Simon Property Group Inc.	148,898	17,071
*	CoStar Group Inc.	160,039	9,753
	Iron Mountain Inc.	106,153	5,722
	Lamar Advertising Co. Class A	39,444	3,864
	Equity LifeStyle Properties Inc.	48,495	3,671
	SBA Communications Corp. Class A	9,370	3,154
*	Zillow Group Inc. Class C	78,292	3,124
*	Zillow Group Inc. Class A	41,025	1,639
	Extra Space Storage Inc.	5,985	1,066

		Shares	Market Value ($000)
*	CBRE Group Inc. Class A	9,013	747
*	Opendoor Technologies Inc.	47,305	342
			196,471
Technology (48.1%)
	Apple Inc.	8,100,188	1,205,632
	Microsoft Corp.	3,954,979	1,075,240
*	Alphabet Inc. Class A	136,209	309,908
*	Alphabet Inc. Class C	124,702	284,418
	NVIDIA Corp.	1,255,500	234,427
*	Meta Platforms Inc. Class A	1,210,273	234,357
	Broadcom Inc.	211,814	122,880
*	Adobe Inc.	247,239	102,970
*	Advanced Micro Devices Inc.	857,240	87,319
	QUALCOMM Inc.	591,893	84,771
	Intuit Inc.	139,285	57,728
	Oracle Corp.	788,347	56,698
	Applied Materials Inc.	464,975	54,537
	Texas Instruments Inc.	300,291	53,079
*	ServiceNow Inc.	104,777	48,980
	Lam Research Corp.	73,752	38,353
	KLA Corp.	79,511	29,010
*	Palo Alto Networks Inc.	50,675	25,478
*	Autodesk Inc.	115,507	23,997
*	Cadence Design Systems Inc.	144,121	22,156
*	Fortinet Inc.	70,243	20,661
	Analog Devices Inc.	109,513	18,442
	Microchip Technology Inc.	240,922	17,503
*	Crowdstrike Holdings Inc. Class A	104,613	16,737
*	Synopsys Inc.	50,407	16,090
*	Workday Inc. Class A	100,654	15,732
	Amphenol Corp. Class A	216,804	15,363
*	Salesforce Inc.	94,421	15,130
*	Atlassian Corp. plc Class A	73,171	12,975
*	Snowflake Inc. Class A	100,058	12,772
*	Datadog Inc. Class A	133,224	12,708
*	Zoom Video Communications Inc. Class A	113,978	12,247
	CDW Corp.	70,761	12,020
*	Match Group Inc.	147,948	11,655
*	Gartner Inc.	41,960	11,010
	Monolithic Power Systems Inc.	23,823	10,730
*	EPAM Systems Inc.	28,324	9,588
	Teradyne Inc.	85,402	9,331
*	Splunk Inc.	83,358	8,549
*	DocuSign Inc. Class A	101,057	8,480
	NXP Semiconductors NV	42,619	8,087
*	HubSpot Inc.	23,657	7,989
*	MongoDB Inc. Class A	33,198	7,873
	Entegris Inc.	70,644	7,839
	HP Inc.	196,554	7,634
*	Palantir Technologies Inc. Class A	869,392	7,546
*	ON Semiconductor Corp.	120,409	7,306
*	Paycom Software Inc.	25,668	7,298
*	Cloudflare Inc. Class A	129,965	7,278
*	Tyler Technologies Inc.	18,220	6,483
*	PTC Inc.	55,538	6,472
*	Zscaler Inc.	41,403	6,338
	Micron Technology Inc.	81,438	6,013
*	Pinterest Inc. Class A	298,900	5,873

		Shares	Market Value ($000)
*	Zendesk Inc.	63,314	5,790
	NetApp Inc.	77,400	5,569
	VMware Inc. Class A	43,215	5,536
*	Okta Inc.	65,960	5,478
*	DoorDash Inc. Class A	67,580	5,198
*	ANSYS Inc.	19,040	4,957
*	Anaplan Inc.	74,607	4,894
	Corning Inc.	135,152	4,841
	Skyworks Solutions Inc.	40,637	4,424
*	Globant SA	20,975	3,975
*	Avalara Inc.	44,492	3,767
*	Dynatrace Inc.	98,017	3,692
	Jabil Inc.	58,327	3,588
	Dell Technologies Inc. Class C	68,908	3,441
*	Five9 Inc.	35,364	3,420
*	Dropbox Inc. Class A	155,067	3,232
*	Pure Storage Inc. Class A	134,530	3,192
*	Unity Software Inc.	79,086	3,161
	Universal Display Corp.	23,085	2,916
*	Aspen Technology Inc.	14,707	2,846
*	RingCentral Inc. Class A	43,055	2,719
*	Coupa Software Inc.	38,469	2,646
*	Twilio Inc. Class A	24,470	2,574
	Bentley Systems Inc. Class B	72,327	2,487
	Azenta Inc.	31,701	2,430
*	Elastic NV	38,741	2,388
	Citrix Systems Inc.	23,379	2,354
*	Smartsheet Inc. Class A	63,135	2,251
*	Manhattan Associates Inc.	17,852	2,159
	Switch Inc. Class A	60,375	2,038
*	Teradata Corp.	48,420	1,861
	NortonLifeLock Inc.	76,443	1,861
	Vertiv Holdings Co. Class A	168,118	1,848
*	Nutanix Inc. Class A	110,460	1,790
*	Wix.com Ltd.	27,760	1,749
*	Alteryx Inc. Class A	31,385	1,747
*	Twitter Inc.	43,176	1,710
*	New Relic Inc.	28,624	1,341
*	Procore Technologies Inc.	22,545	1,026
	Pegasystems Inc.	19,814	982
*	nCino Inc.	29,221	955
*	GLOBALFOUNDRIES Inc.	14,213	848
*	Everbridge Inc.	19,671	813
*	Mandiant Inc.	36,256	799
*	NCR Corp.	23,015	798
*	DoubleVerify Holdings Inc.	31,871	709
*	GoDaddy Inc. Class A	8,740	656
*	Jamf Holding Corp.	23,700	610
*	Vimeo Inc.	68,855	598
	CDK Global Inc.	10,063	548
*	Allegro MicroSystems Inc.	20,494	528
*	Paycor HCM Inc.	18,141	445
*,1	Skillz Inc. Class A	154,729	294
*	Informatica Inc. Class A	12,606	257
*	C3.ai Inc. Class A	8,419	159
*	Duck Creek Technologies Inc.	8,208	152
*	Thoughtworks Holding Inc.	7,599	132
*	IPG Photonics Corp.	1,052	111

		Shares	Market Value ($000)
*	Vroom Inc.	14,900	21
			4,653,001
Telecommunications (0.5%)
*	Charter Communications Inc. Class A	59,715	30,271
*	Arista Networks Inc.	113,179	11,576
*	Roku Inc.	61,722	5,857
	Cable One Inc.	1,480	1,929
*	Altice USA Inc. Class A	78,385	892
	Ubiquiti Inc.	3,183	833
*	CommScope Holding Co. Inc.	105,645	793
			52,151
Utilities (0.1%)
	Waste Management Inc.	35,417	5,614
	NRG Energy Inc.	57,910	2,666
	Brookfield Renewable Corp. Class A	17,074	618
			8,898
Total Common Stocks (Cost $7,174,772)			9,671,280
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $8,908)	89,104	8,910
Total Investments (100.1%) (Cost $7,183,680)			9,680,190
Other Assets and Liabilities—Net (-0.1%)			(5,161)
Net Assets (100%)			9,675,029
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,221,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,062,000 was received for securities on loan, of which $8,909,000 is held in Vanguard Market Liquidity Fund and $153,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	16	3,305	155
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.